Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations Information
The following table presents financial results of the MDSS business (in thousands):

	Three Months Ended March 31,
	2019	2018
Total revenues	$—	$624
Total cost of revenues	—	516
Gross profit	—	108
Operating expenses:
Marketing and sales	—	85
General and administrative	—	172
Amortization of intangible assets	—	13
Gain on sale of discontinued operations	—	(6,261)
Total operating expenses	—	(5,991)
Income from discontinued operations	—	6,099
Interest expense	—	(26)
Income from discontinuing operations before income taxes	—	6,073
Income tax expense	—	(579)
Income from discontinuing operations	$—	$5,494
The following table presents supplemental cash flow information of discontinued operations (in thousands):

	Three Months Ended March 31,
	2019	2018
Operating activities:
Depreciation	$—	$2
Amortization of intangible assets	$—	$13
Gain on sale of discontinued operations	$—	$(6,261)
Stock-based compensation	$—	$(1)
Investing activities:
Proceeds from the sale of discontinued operations	$—	$6,844

The following table summarizes the MDSS results for each period (in thousands):

	Year ended December 31,
	2018	2017
Total revenues	$789	$13,707
Total cost of revenues	555	6,501
Gross profit	234	7,206

Operating expenses:
Marketing and sales	85	2,905
General and administrative	163	774
Amortization of intangible assets	13	1,667
Gain on sale of discontinued operations	(6,161)	—
Goodwill impairment	—	2,580
Total operating expenses	(5,900)	7,926

Income (loss) from operations	6,134	(720)
Interest expense, net	(26)	(338)
Income (loss) from discontinued operations before income taxes	6,108	(1,058)
Income tax (expense) benefit	(1,533)	364
Net income (loss) from discontinued operations	$4,575	$(694)
The following table summarizes the major classes of assets and liabilities of discontinued operations that were included in the Company’s balance sheet (in thousands):

	December 31,
	2018	2017
Carrying amounts of assets included as part of discontinued operations
Intangible assets, net	$—	$637
Goodwill	—	1,098
Total assets classified as held for sale as part of discontinued operations	$—	$1,735

Carrying amounts of liabilities included as part of discontinued operations
Deferred revenue	$—	$835
Total liabilities classified as held for sale in the consolidated balance sheet	$—	$835
The following table presents supplemental cash flow information of discontinued operations (in thousands):

	December 31,
	2018	2017
Operating activities
Depreciation	$2	$34
Amortization of intangible assets	$13	$1,667
Gain on sale of discontinued operations	$(6,161)	$—
Share-based compensation	$—	$18

Investing activities
Proceeds from sale of discontinued operations	$6,844	$—